Inventory (Schedule Of Inventory, Combining Work In Process And Raw Materials Alternative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials and components	$ 12,744	$ 13,051
Work-in-progress	5,846	6,169
Finished goods	10,151	8,627
Inventory, Total	$ 28,741	$ 27,847